EFMT DEPOSITOR LLC ABS 15G

Exhibit 99.14

Loan ID	Seller Loan ID	Investor Loan ID	Field Name	Verified Value	Bid Tape Value	Comment
2024329	xxx		Property Type	Two to Four Unit	Single Family Detached